Trade Accounts Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014
Insurance claims for recoveries	—	189
Refund of value added tax	596	453
Prepaid expenses	707	464
Current portion of deferred debt issuance cost	1,149	1,149
Other receivable	497	1,703

Total other current assets	$2,949	$3,958